Quarterly Holdings Report
for
Fidelity® Massachusetts Municipal Income Fund
April 30, 2025
MFL-NPRT1-0625
1.800349.121
Municipal Securities - 93.5%
	Principal Amount (a)	Value ($)
Massachusetts - 92.1%
Education - 16.0%
Massachusetts Development Finance Agency (Babson College, MA Proj.) Series 2017, 5% 10/1/2028	465,000	483,612
Massachusetts Development Finance Agency (Babson College, MA Proj.) Series 2017, 5% 10/1/2029	735,000	762,508
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2034	1,000,000	1,006,119
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2035	1,000,000	997,959
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2036	825,000	816,363
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2037	1,000,000	980,063
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2038	700,000	678,344
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2039	1,400,000	1,332,623
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 5% 7/1/2032	1,000,000	1,086,656
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 1, 5% 10/1/2025	1,965,000	1,979,412
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 2, 5% 10/1/2032	1,410,000	1,495,924
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 2, 5% 10/1/2033	1,935,000	2,047,221
Massachusetts Development Finance Agency (Emerson College, MA Proj.) Series 2018, 5% 1/1/2030	10,000	10,266
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2034	700,000	763,116
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2035	650,000	704,440
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2036	675,000	727,307
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2037	725,000	775,575
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2038	760,000	808,831
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2039	1,100,000	1,163,531
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2040	850,000	896,159
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2042	950,000	988,118
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2040	4,160,000	3,426,691
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2045	1,200,000	940,477
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2050	1,750,000	1,318,687
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2034	1,015,000	1,036,741
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2036	1,120,000	1,134,603
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2038	735,000	739,475
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2044	2,250,000	2,169,917
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2049	7,250,000	6,828,839
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 4% 7/1/2042	475,000	412,135
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 4% 7/1/2050	2,135,000	1,742,095
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2037	800,000	818,209
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2042	740,000	733,891
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2052	2,300,000	2,174,357
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5% 10/1/2043	1,750,000	1,596,443
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2036	500,000	498,994
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2037	545,000	541,221
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2038	550,000	542,006
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2039	580,000	565,966
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2039	2,455,000	2,155,099
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2040	7,920,000	6,856,091
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	5,000,000	4,095,913
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2046	2,150,000	1,738,997
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2051	2,160,000	1,667,726
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2027	1,010,000	1,029,360
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2029	1,390,000	1,415,570
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2031	1,530,000	1,551,891
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2033	1,185,000	1,194,727
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2038	4,805,000	4,759,884
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2043	4,445,000	4,224,479
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2026 (d)	8,350,000	8,369,738
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2027 (d)	1,000,000	1,000,631
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (d)	4,500,000	4,509,401
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2026 (d)	3,935,000	3,988,813
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2027 (d)	10,240,000	10,476,069
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2028 (d)	2,325,000	2,397,383
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2025 (d)	1,365,000	1,367,829
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2026 (d)	2,430,000	2,468,797
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2028 (d)	1,000,000	1,031,132
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2029 (d)	4,035,000	4,179,346
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2028 (d)	2,000,000	2,062,265
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2029 (d)	1,950,000	2,019,758
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2030 (d)	1,950,000	2,031,336
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2030 (d)	10,000,000	10,369,952
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2031 (d)	6,515,000	6,825,751
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2032 (d)	5,000,000	5,208,643
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2033 (d)	6,500,000	6,791,577
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2027 (d)	1,950,000	1,994,955
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2028 (d)	1,850,000	1,907,595
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2029 (d)	1,825,000	1,890,286
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2030 (d)	1,125,000	1,164,506
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2031 (d)	1,500,000	1,571,547
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2031 (d)	1,000,000	1,047,698
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) 5% 7/1/2032 (d)	2,500,000	2,619,284
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2028 (d)	2,280,000	2,350,982
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2029 (d)	2,250,000	2,330,490
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2030 (d)	2,230,000	2,335,708
Massachusetts St College Bldg 0% 5/1/2028 (Assured Guaranty Inc Insured) (b)	6,080,000	5,501,262
Massachusetts St College Bldg 2% 5/1/2037	1,060,000	810,564
Massachusetts St College Bldg 4% 5/1/2036	600,000	609,980
Massachusetts St College Bldg 4% 5/1/2038	750,000	753,408
Massachusetts St College Bldg 4% 5/1/2040	1,000,000	989,812
Massachusetts St College Bldg 4% 5/1/2041	625,000	613,356
Massachusetts St College Bldg 4% 5/1/2042	550,000	533,858
Massachusetts St College Bldg 5% 5/1/2032	600,000	672,001
Massachusetts St College Bldg Series 2021 A, 2.125% 5/1/2051	2,000,000	1,157,718
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2016, 5% 7/1/2040	5,325,000	5,367,205
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2017, 5% 7/1/2025	1,105,000	1,107,580
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2017, 5% 7/1/2027	1,000,000	1,038,270
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2032	1,760,000	1,792,897
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2035	1,500,000	1,523,573
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2037	2,000,000	2,025,725
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2039	5,000,000	5,048,958
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) 2.3% 10/1/2042, LOC TD Bank NA VRDN (c)	6,610,000	6,610,000
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5% 1/1/2031	5,000	5,081
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2035	2,000,000	2,035,725
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2033	475,000	484,127
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2035	375,000	381,029
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2036	315,000	319,859
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2029	1,640,000	1,658,202
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2032	1,905,000	1,921,595
Massachusetts St Dev Fin Agy Rev (Merrimack College, MA Proj.) 5% 7/1/2026	160,000	161,944
Massachusetts St Dev Fin Agy Rev (Merrimack College, MA Proj.) 5% 7/1/2037	600,000	601,832
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2029	3,120,000	3,146,076
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2030	1,100,000	1,108,150
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2031	1,200,000	1,208,242
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2032	1,240,000	1,247,413
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2033	1,235,000	1,240,465
Massachusetts St Dev Fin Agy Rev (Simmons College, MA Proj.) Series K 1, 4% 10/1/2030	500,000	476,361
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2025	1,500,000	1,500,621
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2026	1,935,000	1,951,694
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2027	2,085,000	2,114,190
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2028	4,300,000	4,356,184
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2032	1,000,000	1,007,445
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2034	1,425,000	1,431,692
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2035	1,495,000	1,500,824
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2029	1,435,000	1,472,558
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2031	1,580,000	1,614,969
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2032	1,665,000	1,698,604
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2033	1,745,000	1,776,257
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2034	1,835,000	1,864,068
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2035	1,000,000	1,014,337
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2036	1,000,000	1,012,284
Massachusetts St Dev Fin Agy Rev (Worcester Polytech Inst, MA Proj.) Series 2016, 5% 9/1/2037	840,000	847,545
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2039	1,540,000	1,643,169
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2043	1,480,000	1,540,221
Massachusetts St Dev Fin Agy Rv (Middlesex School Proj.) Series 2024, 5% 7/1/2034	1,250,000	1,399,822
Massachusetts St Hlth & Ed Fac (Massachusetts Inst Tech, Ma Proj.) Series 2001J 2, 1.65% 7/1/2031 VRDN (c)	2,460,000	2,460,000
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2035	2,000,000	2,092,666
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2036	3,400,000	3,545,232
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2037	3,200,000	3,324,604
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2038	3,000,000	3,107,057
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2039	815,000	842,803
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) 5% 11/1/2050	4,015,000	4,044,215
		274,041,432
Electric Utilities - 0.2%
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2025	505,000	506,180
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2026	925,000	945,074
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2027	700,000	726,207
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2030	480,000	497,285
		2,674,746
Escrowed/Pre-Refunded - 0.7%
Massachusetts Development Finance Agency 5% 7/15/2025 (Escrowed to Maturity)	120,000	120,323
Massachusetts St College Bldg Series 1999 A, 0% 5/1/2028 (b)	1,700,000	1,535,009
Massachusetts St Port Auth Rev Series B, 5% 7/1/2028 (Pre-refunded to 7/1/2025 at 100) (d)	500,000	500,916
Massachusetts St Port Auth Rev Series B, 5% 7/1/2029 (Pre-refunded to 7/1/2025 at 100) (d)	1,245,000	1,247,284
Massachusetts St Port Auth Rev Series B, 5% 7/1/2030 (Pre-refunded to 7/1/2025 at 100) (d)	1,450,000	1,452,660
Massachusetts St Port Auth Rev Series B, 5% 7/1/2033 (Pre-refunded to 7/1/2025 at 100) (d)	1,015,000	1,016,862
Massachusetts St Port Auth Rev Series B, 5% 7/1/2040 (Pre-refunded to 7/1/2025 at 100) (d)	2,000,000	2,003,668
Massachusetts St Port Auth Rev Series B, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (d)	3,500,000	3,506,420
		11,383,142
General Obligations - 29.5%
Acton & Boxborough MA Rgl Sch Dst 3% 3/1/2034	1,485,000	1,397,232
Acton & Boxborough MA Rgl Sch Dst 3% 3/1/2035	2,130,000	1,975,749
Attleboro Mass 2.625% 10/15/2050	6,880,000	4,421,894
Attleboro Mass 3% 10/15/2036	2,630,000	2,322,017
Boston Mass Gen. Oblig. 2% 11/1/2039	2,495,000	1,782,925
Braintree MA Gen. Oblig. Series 2019, 3% 6/1/2035	1,765,000	1,596,455
Braintree MA Gen. Oblig. Series 2020, 3% 6/1/2035	345,000	312,055
Brookline MA Series 2021, 1.625% 2/15/2033	2,250,000	1,823,804
Brookline MA Series 2021, 1.625% 2/15/2034	5,000,000	3,942,157
Cambridge MA Gen. Oblig. 3% 2/15/2038	3,470,000	3,097,081
Cambridge MA Gen. Oblig. 3% 2/15/2039	3,470,000	3,052,275
Cambridge MA Gen. Oblig. 3% 2/15/2040	3,465,000	2,990,083
Cambridge MA Gen. Oblig. 3% 2/15/2041	3,460,000	2,931,379
Cambridge MA Gen. Oblig. 3% 2/15/2042	3,460,000	2,877,589
Cambridge MA Gen. Oblig. 3% 2/15/2043	3,460,000	2,830,437
Cambridge MA Gen. Oblig. 3% 2/15/2044	3,460,000	2,784,548
Cambridge MA Gen. Oblig. 3% 2/15/2045	3,460,000	2,748,493
City of Quincy MA Gen. Oblig. Series 2021, 2% 1/15/2046	1,755,000	1,045,125
City of Quincy MA Gen. Oblig. Series 2022 B, 5% 7/1/2047	4,995,000	5,185,031
Dennis & Yarmouth MA Regl Sch Dist 2.375% 10/1/2051	7,345,000	4,463,583
Everett MA Gen. Oblig. 2% 8/1/2036	1,080,000	846,610
Fall River MA Series 2020, 2% 12/1/2032	500,000	430,869
Hingham MA Gen. Oblig. Series 2020, 3% 2/15/2038	1,615,000	1,421,762
Lowell MA Gen. Oblig. Series 2021, 2% 9/1/2038	1,340,000	990,581
Ludlow Mass Series 2019, 3% 2/1/2049	1,885,000	1,353,136
Massachusetts St Gen. Oblig. * 4/1/2038 (e)	3,495,000	3,878,427
Massachusetts St Gen. Oblig. * 4/1/2039 (e)	2,000,000	2,206,454
Massachusetts St Gen. Oblig. * 4/1/2040 (e)	1,500,000	1,636,657
Massachusetts St Gen. Oblig. * 4/1/2041 (e)	4,000,000	4,323,579
Massachusetts St Gen. Oblig. * 7/1/2037 (e)	1,000,000	1,118,543
Massachusetts St Gen. Oblig. 5% 1/1/2037	10,000,000	10,420,963
Massachusetts St Gen. Oblig. 5% 1/1/2049	10,000,000	10,103,426
Massachusetts St Gen. Oblig. 5% 11/1/2047	1,740,000	1,795,638
Massachusetts St Gen. Oblig. 5% 11/1/2052	42,445,000	43,489,397
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	6,800,000	7,173,990
Massachusetts St Gen. Oblig. 5.25% 10/1/2052	1,690,000	1,770,388
Massachusetts St Gen. Oblig. 5.5% 8/1/2030	2,000,000	2,206,880
Massachusetts St Gen. Oblig. Series 2018 B, 5% 1/1/2032	5,000,000	5,219,932
Massachusetts St Gen. Oblig. Series 2019 A, 5.25% 1/1/2033	21,110,000	22,578,184
Massachusetts St Gen. Oblig. Series 2019 D, 3% 5/1/2036	5,000,000	4,538,208
Massachusetts St Gen. Oblig. Series 2020 D, 3% 11/1/2042	3,500,000	2,793,111
Massachusetts St Gen. Oblig. Series 2020 D, 3% 7/1/2035	3,000,000	2,778,001
Massachusetts St Gen. Oblig. Series 2020 D, 3% 7/1/2039	3,460,000	2,945,568
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2036	1,500,000	1,511,530
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2041	4,000,000	3,812,870
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	18,695,000	19,098,492
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	23,480,000	23,908,130
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2047	5,810,000	4,332,149
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2048	5,000,000	3,689,337
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2049	5,000,000	3,620,141
Massachusetts St Gen. Oblig. Series 2021 A, 2% 3/1/2038	2,500,000	1,841,810
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2048	21,500,000	15,855,885
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2049	13,500,000	9,854,707
Massachusetts St Gen. Oblig. Series 2021 C, 2% 9/1/2039	500,000	354,691
Massachusetts St Gen. Oblig. Series 2021 C, 3% 9/1/2034	2,300,000	2,156,472
Massachusetts St Gen. Oblig. Series 2021 C, 3% 9/1/2036	5,000,000	4,511,894
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2048	6,880,000	7,057,614
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2049	50,000,000	51,173,846
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2050	1,785,000	1,824,641
Massachusetts St Gen. Oblig. Series 2022B, 3% 2/1/2048	38,250,000	28,238,613
Massachusetts St Gen. Oblig. Series 2023 C, 5% 8/1/2039	4,325,000	4,669,683
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	7,055,000	7,291,968
Massachusetts St Gen. Oblig. Series 2024 A, 5% 3/1/2039	5,075,000	5,553,536
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	19,000,000	21,235,341
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2037	34,000,000	37,724,428
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2038	8,000,000	8,820,154
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2038	3,465,000	3,803,780
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2043	7,940,000	8,428,270
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	1,000,000	1,094,877
Maynard Mass Gen. Oblig. Series 2012, 2.75% 2/15/2032	385,000	349,817
Newton MA Gen. Oblig. Series 2016, 3% 4/1/2033	545,000	518,560
Northeast Met Regl Vocationaltechnical Sch Dist Mass 3.25% 5/15/2042 (e)	2,095,000	1,813,264
Northeast Met Regl Vocationaltechnical Sch Dist Mass 3.25% 5/15/2043 (e)	2,165,000	1,843,129
Northeast Met Regl Vocationaltechnical Sch Dist Mass 3.25% 5/15/2044 (e)	2,235,000	1,875,634
Northeast Met Regl Vocationaltechnical Sch Dist Mass 3.25% 5/15/2045 (e)	2,310,000	1,910,371
Norwood MA Gen. Oblig. 2.125% 7/15/2030	1,020,000	934,043
Revere Mass Gen. Oblig. 3% 3/1/2031	430,000	413,427
Sharon MA Gen. Oblig. 2% 2/15/2036	635,000	504,245
Sharon MA Gen. Oblig. 3% 2/15/2037	150,000	131,433
Swampscott MA Series 2022, 3% 3/1/2036	1,000,000	912,262
Tisbury MA Series 2022, 4% 8/15/2036	1,780,000	1,807,358
Tisbury MA Series 2022, 4% 8/15/2040	1,995,000	1,962,531
Tisbury MA Series 2022, 4% 8/15/2041	2,085,000	2,025,569
Weymouth Mass 2% 9/15/2045	3,000,000	1,816,151
Worcester MA Gen. Oblig. 5% 2/15/2034	3,720,000	4,100,221
Worcester MA Gen. Oblig. 5% 2/15/2036	4,435,000	4,839,118
Worcester MA Gen. Oblig. 5% 2/15/2037	3,045,000	3,304,854
		502,127,062
Health Care - 9.8%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2025	1,250,000	1,252,497
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	1,250,000	1,272,785
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2033	2,000,000	2,084,300
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2035	2,135,000	2,189,535
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024 E 1, 1.7% 7/1/2052 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (c)	1,000,000	1,000,000
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2035	1,000,000	1,096,453
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2036	1,000,000	1,089,109
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2037	1,150,000	1,245,248
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2038	1,000,000	1,073,458
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2028	350,000	364,753
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2030	225,000	239,060
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2033	550,000	585,436
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2034	1,300,000	1,378,361
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2036	475,000	498,828
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2037	1,275,000	1,332,469
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2050	6,700,000	6,647,983
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	2,795,000	2,438,178
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2030	1,350,000	1,372,462
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2031	1,350,000	1,371,056
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2032	2,000,000	2,027,100
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2033	2,300,000	2,325,355
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 3% 10/1/2045 (Assured Guaranty Municipal Corp Insured)	3,355,000	2,561,736
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	7,000,000	6,061,354
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2026	3,585,000	3,593,629
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2029	3,750,000	3,754,955
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2030	1,800,000	1,802,110
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2031	1,190,000	1,191,236
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2032	1,000,000	1,000,875
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2033	1,000,000	1,000,547
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2037	1,470,000	1,478,059
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2038	1,000,000	1,004,433
Massachusetts St Dev Fin Agy Rev (Dana Farber Cancer Inst, MA Proj.) Series 2016N, 5% 12/1/2034	1,000,000	1,015,044
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2025	1,000,000	1,002,521
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	985,000	1,011,974
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	750,000	767,899
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2025 (f)	500,000	499,272
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2026 (f)	500,000	498,965
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2027 (f)	350,000	348,612
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2032 (f)	1,250,000	1,222,745
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4.125% 10/1/2042 (f)	6,000,000	5,295,217
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2025	510,000	510,932
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2029	1,680,000	1,694,793
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2030	2,400,000	2,420,086
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2031	2,500,000	2,520,049
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2032	1,960,000	1,974,370
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 4% 7/1/2036	6,785,000	6,330,596
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 5% 7/1/2027	1,100,000	1,112,306
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 4% 7/1/2032	2,050,000	2,003,166
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 4% 7/1/2043	16,000,000	14,108,616
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 5% 7/1/2027	1,300,000	1,300,987
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 5% 7/1/2037	3,925,000	3,926,814
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2026	1,710,000	1,741,958
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2027	1,150,000	1,166,279
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2028	1,260,000	1,284,971
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2029	2,000,000	2,026,724
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2029	1,320,000	1,345,213
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2030	2,000,000	2,025,846
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2030	1,390,000	1,415,684
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	1,700,000	1,721,371
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2036	3,000,000	3,023,033
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2038	10,850,000	10,948,142
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) Series 2017K, 5% 7/1/2027	1,150,000	1,173,075
Massachusetts St Dev Fin Agy Rv (Childrens Hospital, MA Proj.) Series 2024 T, 5% 3/1/2034	4,230,000	4,718,222
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, * 8/15/2043 (e)	5,900,000	6,069,448
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, * 8/15/2044 (e)	7,500,000	7,678,875
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 B, 5% tender 8/15/2055 (c)(e)	12,500,000	13,158,500
		165,395,665
Housing - 2.3%
Massachusetts Housing Finance Agency (Housing Bond Resolution 12/10/02 Proj.) Series 2021 B 1, 2.875% 12/1/2051	4,000,000	2,740,337
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2025	150,000	151,463
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2026	125,000	128,658
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2027	185,000	192,919
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2028	230,000	242,418
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2025	425,000	425,480
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2026	100,000	102,022
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2027	100,000	103,503
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2028	75,000	78,550
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2029	100,000	105,685
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 221, 2.3% 6/1/2044	1,500,000	1,028,754
Massachusetts Housing Finance Agency Series 224, 5% 6/1/2050	1,500,000	1,541,583
Massachusetts Hsg Fin Agy Series 2023 C2, 4% 12/1/2027	9,000,000	8,978,264
Massachusetts Hsg Fin Agy Series 2023 C2, 4.05% 12/1/2028	16,000,000	16,126,251
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) 2.55% 12/1/2040	1,000,000	740,327
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series 2018A, 3.7% 12/1/2038	500,000	459,690
Massachusetts St Hsg Fin Agy (Single Family Housing Rev Proj.) Series 211, 3.5% 12/1/2049	1,990,000	1,976,140
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) 3.75% 12/1/2049	2,875,000	2,866,725
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 183, 3.5% 12/1/2046	190,000	189,436
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 188, 4% 6/1/2043 (d)	450,000	448,995
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 207, 4% 6/1/2049	1,125,000	1,125,238
		39,752,438
Other - 1.7%
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2033	10,145,000	10,397,195
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2034	2,500,000	2,555,096
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2037	1,500,000	1,517,623
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2037 (Assured Guaranty Inc Insured) (b)	1,745,000	1,063,892
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2039 (Assured Guaranty Inc Insured) (b)	3,200,000	1,732,127
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2040 (Assured Guaranty Inc Insured) (b)	5,000,000	2,529,526
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2041 (Assured Guaranty Inc Insured) (b)	5,000,000	2,367,099
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2042 (Assured Guaranty Inc Insured) (b)	5,000,000	2,222,699
Massachusetts St Hlth & Ed Fac (Museum Of Fine Arts Boston Proj.) 2.6% 12/1/2037 (Liquidity Facility Bank of America NA) VRDN (c)	5,040,000	5,040,000
		29,425,257
Special Tax - 15.3%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (b)	8,620,000	6,457,234
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2053	8,000,000	8,411,795
Mass Bay Tran Auth Sls Tax Series 2024 A, 5.25% 7/1/2052	10,550,000	11,155,254
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 3% 8/15/2050	5,030,000	3,658,520
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2032	1,500,000	1,630,733
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2033	1,675,000	1,814,659
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2034	3,000,000	3,238,846
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2035	2,000,000	2,145,457
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037	1,400,000	1,488,823
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	10,000,000	10,285,384
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2050	16,615,000	16,929,236
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2039	1,975,000	2,000,906
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019A, 5% 2/15/2044	11,510,000	11,771,396
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured)	17,000,000	18,701,022
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2034 (National Public Finance Guarantee Corporation Insured)	14,770,000	16,251,577
Massachusetts St Transn Fd Rev 5.25% 6/1/2043	14,575,000	14,960,006
Massachusetts St Transn Fd Rev Series 2019A, 5% 6/1/2049	14,600,000	14,837,040
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2041	8,140,000	8,574,175
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2042	5,750,000	6,027,109
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2043	3,000,000	3,131,763
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2041	6,000,000	6,145,489
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2042	15,370,000	15,929,686
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2046	7,615,000	7,793,024
Massachusetts St Transn Fd Rev Series 2021A, 5% 6/1/2051	5,435,000	5,527,914
Massachusetts St Transn Fd Rev Series 2022 A, 5% 6/1/2050	3,500,000	3,576,833
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2047	8,000,000	8,343,171
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2048	7,350,000	7,653,898
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2049	5,000,000	5,199,037
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2044	15,000,000	15,861,224
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2053	20,250,000	21,013,885
		260,515,096
Synthetics - 0.8%
Massachusetts St Hsg Fin Agy Participating VRDN Series 2022 020, 2.5% 12/1/2056 (Liquidity Facility Barclays Bank PLC) (c)(g)	7,500,000	7,500,000
Massachusetts St Hsg Fin Agy Participating VRDN Series 2022 021, 2.5% 6/1/2058 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,345,000	5,345,000
		12,845,000
Transportation - 10.9%
MA Dept Transn Met Hwy Sys Rev Series 2019 A, 5% 1/1/2037	2,000,000	2,091,868
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 4% 7/1/2044 (d)	5,000,000	4,478,585
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2025 (d)	1,000,000	1,001,154
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2028 (d)	1,500,000	1,558,562
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2031 (d)	1,250,000	1,304,605
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2032 (d)	500,000	519,679
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2033 (d)	1,000,000	1,034,500
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2034 (d)	1,250,000	1,290,073
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (d)	5,620,000	5,597,917
Massachusetts St Port Auth Rev 5% 7/1/2033 (d)	3,440,000	3,656,968
Massachusetts St Port Auth Rev 5% 7/1/2040 (d)	4,000,000	4,149,296
Massachusetts St Port Auth Rev 5% 7/1/2041 (d)	1,940,000	2,001,861
Massachusetts St Port Auth Rev 5% 7/1/2051 (d)	16,165,000	16,145,277
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2030 (d)	1,280,000	1,310,415
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2031 (d)	1,095,000	1,119,168
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2032 (d)	1,370,000	1,397,077
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2033 (d)	1,250,000	1,272,752
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2035 (d)	2,000,000	2,030,639
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2036 (d)	1,720,000	1,743,687
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2042 (d)	4,540,000	4,556,667
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2030 (d)	725,000	760,935
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2033 (d)	4,085,000	4,260,751
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (d)	5,605,000	5,830,148
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2035 (d)	5,000,000	5,182,193
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2036 (d)	1,995,000	2,058,052
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2037 (d)	1,100,000	1,130,875
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (d)	4,450,000	4,532,843
Massachusetts St Port Auth Rev Series 2019 B, 5% 7/1/2044	5,000,000	5,102,933
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2031 (d)	3,500,000	3,669,235
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2032 (d)	2,700,000	2,824,110
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2038 (d)	11,275,000	11,551,275
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2039 (d)	5,000,000	5,108,003
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2049 (d)	2,500,000	2,502,745
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2038	2,125,000	2,276,079
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2039	1,125,000	1,200,130
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2040	1,045,000	1,107,216
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2046	3,180,000	3,257,754
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2051	5,740,000	5,843,829
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2031 (d)	2,630,000	2,820,627
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2036 (d)	2,450,000	2,589,582
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2039 (d)	1,460,000	1,522,832
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2040 (d)	2,780,000	2,886,028
Massachusetts St Port Auth Rev Series 2121 B, 5% 7/1/2039 (d)	1,325,000	1,380,160
Massachusetts St Port Auth Rev Series C, 5% 7/1/2028	3,000,000	3,003,119
Massachusetts St Port Auth Rev Series C, 5% 7/1/2029	4,205,000	4,208,896
Massachusetts St Tpk Auth Met Hwy Sys Rev (MA Dept Transn Met Hwy Sys Rev Proj.) 0% 1/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	12,700,000	11,618,913
Massachusetts St Tpk Auth Met Hwy Sys Rev (MA Dept Transn Met Hwy Sys Rev Proj.) 0% 1/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	33,195,000	29,309,525
		185,799,538
Water & Sewer - 4.9%
Lynn MA Wtr & Swr Commn Gen 5% 12/1/2032 (National Public Finance Guarantee Corporation Insured)	440,000	440,235
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2036	5,000,000	5,638,825
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2037	6,500,000	7,277,931
Massachusetts Clean Water Trust/The Series 22, 5% 8/1/2037	4,110,000	4,299,300
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2039	12,940,000	13,740,610
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2041	2,000,000	2,101,415
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2039	5,000,000	5,309,355
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2040	4,750,000	5,015,699
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2036	2,400,000	2,706,636
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2038	1,850,000	2,055,998
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2039	2,475,000	2,733,826
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2040	1,000,000	1,094,962
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2041	2,000,000	2,173,043
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2042	1,000,000	1,078,657
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2039	2,595,000	2,866,376
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2040	2,000,000	2,189,924
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2041	4,530,000	4,921,943
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2042	1,480,000	1,596,412
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2043	1,000,000	1,072,145
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2044	2,000,000	2,133,137
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2045	1,500,000	1,594,103
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2041	3,155,000	3,264,678
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2042	7,415,000	7,639,867
		82,945,077
TOTAL MASSACHUSETTS		1,566,904,453
Puerto Rico - 1.4%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	5,238,348	3,510,282
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	625,000	637,253
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,925,000	2,000,908
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	4,525,000	4,797,338
		10,945,781
Housing - 0.3%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	4,435,000	4,621,362
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (b)	5,010,000	3,857,876
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (f)	3,525,000	3,569,799
TOTAL PUERTO RICO		22,994,818
TOTAL MUNICIPAL SECURITIES (Cost $1,675,800,815)		1,589,899,271

Money Market Funds - 7.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $135,251,208)	3.31	135,224,163	135,251,208

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $1,811,052,023)	1,725,150,479
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(24,035,040)
NET ASSETS - 100.0%	1,701,115,439

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,434,610 or 0.7% of net assets.

(g)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	126,856,774	54,063,314	45,668,880	989,428	-	-	135,251,208	135,224,163	3.6%
Total	126,856,774	54,063,314	45,668,880	989,428	-	-	135,251,208

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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